Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,794,000
Previously Paid Amount	0.00
Total Fee Amount	274.66
Total Offset Amount	0.00
Net Fee	274.66
Narrative - Max Aggregate Offering Price	$ 1,794,000
Final Prospectus	true